RELATED PARTY TRANSACTIONS	6 Months Ended
Feb. 29, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company has current loans totaling $639,108 to fund operations which carry varying interest rates. As of February 29, 2016 (August 31, 2015), the Company owed $639,108 ($995,698) of principal plus accrued interest of $202,387 ($532,454). The loans are unsecured and due on demand and as such are included in current liabilities.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.